Carve-out Balance Sheets (Predecessor) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
PARENT'S EQUITY
Total Stockholders'/Parent equity, net	$ 0
United Maritime Predecessor [Member]
Current assets:
Cash and cash equivalents	250,000	$ 765,484
Accounts receivable trade	0	70,000
Inventories	116,994	99,325
Prepaid expenses	100,826	59,461
Total current assets	467,820	994,270
Fixed assets:
Vessel, net	12,936,650	12,280,271
Total fixed assets	12,936,650	12,280,271
Other non-current assets:
Deferred charges, net and other long-term investments	3,065,486	155,549
TOTAL ASSETS	16,469,956	13,430,090
Current liabilities:
Current portion of long-term debt, net of deferred finance costs of $57,682 and $72,926, respectively	1,342,318	1,177,074
Trade accounts and other payables	2,979,770	268,429
Accrued liabilities	984,799	309,611
Deferred revenue	82,104	326,374
Total current liabilities	5,388,991	2,081,488
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs of $21,617 and $46,330, respectively	3,528,383	4,203,670
Other liabilities, non-current	107,780	104,554
Total liabilities	9,025,154	6,389,712
Commitments and contingencies
PARENT'S EQUITY
Parent investment, net	8,998,552	7,868,678
Accumulated deficit	(1,553,750)	(828,300)
Total Stockholders'/Parent equity, net	7,444,802	7,040,378
TOTAL LIABILITIES AND STOCKHOLDERS'/PARENT EQUITY	$ 16,469,956	$ 13,430,090